Expense Example {- Fidelity Advisor® Consumer Discretionary Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Consumer Discretionary Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Consumer Discretionary Fund-Class A
Expense Example:
1 year	$ 672
3 years	878
5 years	1,101
10 years	1,740
Fidelity Advisor Consumer Discretionary Fund-Class M
Expense Example:
1 year	476
3 years	742
5 years	1,028
10 years	1,841
Fidelity Advisor Consumer Discretionary Fund-Class C
Expense Example:
1 year	280
3 years	557
5 years	959
10 years	1,883
Fidelity Advisor Consumer Discretionary Fund - Class I
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774